Fair Value of Financial Instruments (Details) - Summary of activity for level 3 fair value measurements - FF Intelligent Mobility Global Holdings Ltd [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)
Notes Payable Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 21,627
Proceeds, net of original issuance discount
Consent fees
Original issue discount		[1]
Issue costs paid by lender
Conversion to equity
Proceeds allocated to warrants
Recognition of warrant liability
Changes in fair value	142
Ending balance	21,769
Notes Payable Excluding Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	71,064
Proceeds, net of original issuance discount	111,641
Consent fees	1,334
Original issue discount	9,060	[1]
Issue costs paid by lender	1,900
Conversion to equity
Proceeds allocated to warrants	(5,125)
Recognition of warrant liability
Changes in fair value	23,630
Ending balance	213,504
The9 Conditional Obligation [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	1,128
Proceeds, net of original issuance discount
Consent fees
Original issue discount		[1]
Issue costs paid by lender
Conversion to equity	(2,863)
Proceeds allocated to warrants
Recognition of warrant liability
Changes in fair value	1,735
Ending balance
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Proceeds, net of original issuance discount
Consent fees
Original issue discount		[1]
Issue costs paid by lender
Conversion to equity
Proceeds allocated to warrants
Recognition of warrant liability	5,000
Changes in fair value	2,880
Ending balance	$ 7,880

[1]	Included in Change in Fair Value Measurement of Related Party Notes Payable, Notes Payable, and Warrant Liabilities on the Condensed Consolidated Statements of Operations and Comprehensive Loss.